Northwestern Mutual Series Fund, Inc.

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202-4797

U.S.A.

February 11, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Northwestern Mutual Series Fund, Inc.

Registration No.’s 2-89971; 811-3990

EDGAR CIK No. 0000742212

Ladies and Gentlemen:

We are hereby submitting Post-Effective Amendment No. 40 to the Registration Statement for Northwestern Mutual Series Fund, Inc. (“Registrant”) on Form N-1A under Rule 485(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”). This filing is also submitted as Post-Effective Amendment No. 41 to Registrant’s Registration Statement under the Investment Company Act of 1940.

Post-Effective Amendment No. 40 relates to a new series of the Registrant which was approved by the Registrant’s Board of Directors at a meeting held on November 18, 2010. Registrant is aware that Rule 485(a)(2) provides that a filing for the purpose of adding a new series will become effective on the 75th day after filing. As such, our intention is that Post-Effective Amendment No. 40 become effective on April 29, 2011.

We are happy to submit via overnight mail to the assigned examiner a hard copy of the Prospectus and Statement of Additional Information for their convenience.

Please call the undersigned at (414) 665-6137 with any questions or comments about this filing.

Very truly yours,

/s/ LESLI H. MCLINDEN

Lesli H. McLinden
Assistant General Counsel
Northwestern Mutual